Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 2,051,672	$ 1,974,464	$ 6,050,793	$ 5,623,104	$ 6,906,160	$ 8,564,776
Operating expenses:
Cost of revenue	1,372,998	1,330,426	3,641,460	3,957,640	4,491,803	6,410,924
Depreciation and amortization	186,422	198,208	608,283	614,098	844,457	814,102
Salaries and wages	1,043,209	1,854,917	4,394,912	3,743,614	5,194,175	11,315,463
General and administrative	1,019,153	1,204,488	3,507,287	4,700,827	5,643,940	4,628,464
Goodwill impairment charge					2,243,820
Intangible asset impairment charge					438,374
Total operating expenses	3,621,782	4,588,039	12,151,942	13,016,179	18,856,569	23,168,953
Loss from operations	(1,570,110)	(2,613,575)	(6,101,149)	(7,393,075)	(11,950,409)	(14,604,177)
Other income (expense):
Interest expense	(50,195)	(1,117,606)	(1,037,268)	(1,705,659)	(2,458,263)	(1,342,827)
Amortization of debt discounts	(66,907)	(86,736)	(923,717)	(924,128)	(1,113,589)	(3,196,589)
Gain on change in fair value of warrant liabilities	4,880		234,673		67,465
Gain (loss) on settlement of debt	69,038		(398,022)			(260,932)
Amortization of premiums on convertible debentures and loans payable to related parties						1,031,353
Initial derivative expense						(1,289,625)
Gain (loss) on settlement of warrants						176,735
Exchange loss	(7,145)	1,852	(35,007)	(6,177)	(8,368)	(846)
Warrant expense			(233,877)		(484,818)
Gain on sale of asset					204,081
Gain on extinguishment of warrant liabilities			921,422
Penalty fee			(100,000)
Liquidated damages related to escrow shares				(1,222,000)	(1,222,000)
Gain on change in fair value of derivative liabilities				3,140,404	3,140,404	6,445,531
Gain on extinguishment of derivatives				1,692,232	1,692,232
Other (expense) income	(50,000)		(50,000)	37,500	37,500	281,132
Total other (expense) income	(100,329)	(1,202,490)	(1,621,796)	1,012,172	(145,356)	1,843,932
Net loss from continuing operations before income taxes	(1,670,439)	(3,816,065)	(7,722,945)	(6,380,903)	(12,095,765)	(12,760,245)
Provision for income taxes
Net loss from continuing operations	(1,670,439)	(3,816,065)	(7,722,945)	(6,380,903)	(12,095,765)	(12,760,245)
Net income (loss) from discontinued operations, net of tax		265,416	9,737,003	(1,143,432)	(2,390,235)	(6,403,330)
Less: net loss from discontinued operations attributable to noncontrolling interest						128,487
Net (loss) income attributable to High Wire Networks, Inc. common shareholders	$ (1,670,439)	$ (3,550,649)	$ 2,014,058	$ (7,524,335)	$ (14,486,000)	$ (19,035,088)
Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic:
Net loss from continuing operations (in Dollars per share)	$ (1.73)	$ (4.01)	$ (8.02)	$ (7.16)	$ (13.34)	$ (46.43)
Net income (loss) from discontinued operations, net of taxes (in Dollars per share)		0.28	10.11	(1.29)	(2.63)	(22.82)
Net income (loss) per share (in Dollars per share)	$ (1.73)	$ (3.73)	$ 2.09	$ (8.45)	$ (15.97)	$ (69.25)
Weighted average common shares outstanding, basic (in Shares)	963,650	951,442	962,765	890,774	906,834	274,856
Weighted average common shares outstanding, diluted (in Shares)	963,650	951,442	1,072,250	890,774	906,834	274,856
Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, diluted:
Net loss from continuing operations (in Dollars per share)	$ (1.73)	$ (4.01)	$ (7.2)	$ (7.16)	$ (13.34)	$ (46.43)
Net income (loss) from discontinued operations, net of taxes (in Dollars per share)		0.28	9.08	(1.29)	(2.63)	(22.82)
Net income (loss) per share (in Dollars per share)	$ (1.73)	$ (3.73)	$ 1.88	$ (8.45)	$ (15.97)	$ (69.25)
Weighted average common shares outstanding
Basic (in Shares)	963,650	951,442	962,765	890,774	906,834	274,856
Diluted (in Shares)	963,650	951,442	1,072,250	890,774	906,834	274,856